Taxation - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carried forward	$ 5,714,181	$ 4,869,609
Lease liabilities	148,854	204,193
Deferred revenue	80,129	67,821
Bad debt provision	1,265	1,273
Property and equipment	5,081	5,114
Long-term investment	565,250	565,250
Derivative liability	23,862	281,758
Deferred tax assets, gross	6,538,622	5,995,018
Valuation allowance	(5,990,197)	(5,227,971)	$ (2,297,022)
Deferred tax assets, net of valuation allowance	548,425	767,047
Deferred tax liabilities:
Right-of-use assets	(148,854)	(198,193)
Contract cost assets	(33,816)	(27,643)
Property and equipment	(307)	(309)
Convertible notes payable	(191,246)	(451,969)
Deferred tax liabilities	(374,223)	(678,114)
Net deferred tax assets	$ 174,202	$ 88,933